Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands		Total		Share capital		Share capital to be paid in	AFAC		Treasury shares	Capital reserve		Other comprehensive income	Accumulated losses
Beginning balance at Dec. 31, 2022		R$ (19,007,500)		R$ 2,313,941		R$ 0	R$ 61	[1]	R$ (10,204)	R$ 1,970,098		R$ 5,281	R$ (23,286,677)
Profit (loss) for the year		(2,380,456)											(2,380,456)
Post-employment benefit		(2,175)										(2,175)
Total comprehensive income (loss)		(2,382,631)										(2,175)	(2,380,456)
Share-based payment	[1]	69,109		880			728		7,989	59,512
Share repurchase, disposal and transfers		(6,826)							(6,826)
Ending balance at Dec. 31, 2023		(21,327,848)		2,314,821		0	789	[1]	(9,041)	2,029,610		3,106	(25,667,133)
Profit (loss) for the year		(9,151,371)											(9,151,371)
Post-employment benefit		2,811										2,811
Total comprehensive income (loss)		(9,148,560)										2,811	(9,151,371)
Share-based payment		43,734	[2]	807	[2]		(789)	[1]		43,716	[2]
Share repurchase, disposal and transfers		(2,596)							4,707	(7,303)
Ending balance at Dec. 31, 2024		(30,435,270)		2,315,628		0	0	[1]	(4,334)	2,066,023		5,917	(34,818,504)
Profit (loss) for the year		124,858											124,858
Post-employment benefit		(1,014)										(1,014)
Total comprehensive income (loss)		123,844										(1,014)	124,858
Cost of issuing shares		4,745,197		4,816,231		(71,034)
Cost of issuing shares		(43,048)								(43,048)
Share-based payment	[2]	70,718								70,718
Effect of fair value of shares issued	[3]	(3,499,499)								(3,499,499)
Share repurchase, disposal and transfers		(4)							2,901	(2,905)
Ending balance at Dec. 31, 2025		R$ (29,038,062)		R$ 7,131,859		R$ (71,034)	R$ 0	[1]	R$ (1,433)	R$ (1,408,711)		R$ 4,903	R$ (34,693,646)

[1]	Advance for future capital increase.
[2]	Refers to the receipt of the exercise of share options and the vesting of share-based compensation plans (Stock Options and RSU), net of income tax relating to the transfer of RSU.
[3]	Difference between the issue value and the fair value of the shares.